SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                        September 25, 2013

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

            Re:   AllianceBernstein Cap Fund, Inc.
                  -AllianceBernstein Concentrated Growth Fund
                  File Nos. 2-29901 and 811-01716
                  -------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 138 under the Securities Act of 1933 and Amendment No. 117 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein Concentrated Growth Fund.

      Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                        Sincerely,

                                        /s/ Joanne A. Skerrett
                                        ----------------------
                                            Joanne A. Skerrett

Attachment
cc:   Kathleen K. Clarke